Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue Milwaukee, WI 53202-4797
414 665 1209 office
414 625 5151 fax
chadfickett@northwesternmutual.com
VIA EDGAR
February 15, 2024
Securities and Exchange Commission Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Re:
NML Variable Annuity Account A
Flexible Payment Variable Annuity File Nos. 333-72913; 811-21887
EDGAR CIK 0000790162
NML Variable Annuity Account B
Flexible Payment Variable Annuity File Nos. 002-29240; 811-01668
EDGAR CIK 0000072176
Post-Effective Amendments to Registration Statements on Form N-4
Dear Commissioners:
On behalf of the above-named Registrants, we are filing herewith Post-Effective Amendments (“PEAs”) to Registration Statements under the Securities Act and the Investment Company Act. The PEAs are being filed under Rule 485(a) primarily to make certain changes to the registration statements to reflect in the introduction of new versions of current contracts in the state of New York with different withdrawal fee schedules for each Registrant, such information (1) is contained in supplements for each Registration Statement filed on October 6, 2023 under Rule 497 and (2) is largely identical for each Registrant. To facilitate the Commission Staff’s review of the Registration Statements, we submit the information below.
Registration Statement
Registrants are filing the Registration Statements for the purpose of registering securities in connection with the offering of an individual flexible payment variable annuities issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Registrants are separate accounts of Northwestern Mutual currently registered under the Investment Company Act.
1.
Filing Procedure
As soon as is reasonably practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:
•
required audited financial statements of the Registrant and Northwestern Mutual,
•
any appendices required by Form N-4 that have not yet been finalized,
•
any exhibits required by Form N-4 that have not yet been filed, and
•
any appropriate disclosure changes or updates, including any changes made in response to Commission staff’s comments.

Please note that Registrants are including the current form of initial summary prospectus (“ISP”) in use for these new versions of the contracts in an abundance of caution, though the form of ISP has not materially changed from the form of ISPs previously been submitted for review by the Commission Staff in conjunction with filings submitted to amend the Registration Statements to comply with newly adopted rule and form changes permitting the use of a summary prospectus under Rule 498A. The information for these filings is outlined below.
2.
Request for Selective Review
We respectfully request selective review of the Form N-4 Registration Statements in accordance with Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) with respect to changes related to the new versions of the contracts, principally changes to the following sections of the statutory prospectuses for each contract (also reflected in supplements filed for each Registrant under Rule 497 on October 6, 2023):
•
Additional information regarding back-load contracts issued in the State of New York on or after October 9, 2023 in the “Fees and Expenses - Charges for Early Withdrawals” section of the Key Information Table (KIT);
•
In the “Fees and Expense Tables – Contract Fees and Expenses” section, Registrants generally revised disclosure to include separate expense tables for back-load contracts issued in the State of New York on or after October 9, 2023;
•
Revisions to include an additional table in the Examples subsection of the Annual Portfolio Operating Expenses section for back-load contracts issued in the State of New York on or after October 9, 2023; and
•
Certain revisions in the Charges section, primarily in the “Withdrawal Charge Rates” subsection to reflect the introduction of a new version of the back-load contract sold in the State of New York on or after October 9, 2023.
Except for these changes (as well as other routine and/or clarifying changes that might otherwise be filed pursuant to Rule 485(b) for currently effective registration statements), the disclosures in the Form N-4 for each Registrant are not substantially different from the disclosure that has been recently filed with the Commission and commented on by the Staff as noted in the following table, which, as noted above, were filed to comply with newly adopted rule and form changes permitting the use of a summary prospectus under Rule 498A:

Contract	File No.	Effective Date of Most Recent PEA	Effective Date of Most Recent PEA Reviewed by Staff
Flexible Payment Variable Annuity	002-29240	05-01-2023	05-01-2021
Flexible Payment Variable Annuity	333-13380	05-01-2023	05-01-2021*
*Material changes to the Registration Statement in this filing were made pursuant to changes reviewed by the Staff as part of a “Template Filing,” or model variable annuity PEA filing, for the contract noted above (File No. 022-29240). Information for such Template Filing review is as follows:

Contract	File No.	Date of initial Template Filing reviewed by Staff filed pursuant to Rule 485(a)	Effective Date of Template Filing
Flexible Payment Variable Annuity	002-29240	10-28-2020	05-01-2021
In order to facilitate the Staff’s review of the Registration Statements, we will, upon request, provide to the Staff, under separate cover, copies of the prospectuses marked to show the changes from the currently effective prospectuses for the contracts noted above.
* * * * * * *
Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665 1209.

Very truly yours,
/s/ Chad E. Fickett
Chad E. Fickett
Assistant General Counsel
Enclosures